Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Office electronic equipment	380,842	37,520	5,297
Office fixtures and furniture	3,427	139,119	19,642
Vehicles	1,201,442	1,201,452	169,632
Leasehold improvements	501,827	271,572	38,343
Subtotal	2,087,538	1,649,663	232,914
Less: accumulated depreciation	(1,075,432)	(899,711)	(127,029)
Total	1,012,107	749,952	105,885